Accounts Receivable, Net - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Accounts Receivable, Net [Abstract]
Total trade accounts receivable	$ 15,911,272	$ 15,518,614
Less: allowance for expected credit losses	(3,112,908)	(2,561,803)
Total accounts receivable, net	12,798,364	12,956,811
Current portion	12,280,554	12,286,665
Non-current accounts receivable	$ 517,810	$ 670,146